Contract Amounts of Derivative Instrument (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swap agreements	¥ 311,883	¥ 339,234
Foreign currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Contract amounts of derivative instruments	214,512	190,543
Foreign currency options
Derivative Instruments, Gain (Loss) [Line Items]
Contract amounts of derivative instruments	¥ 8,451	¥ 27,657